                                                              September 14, 2006

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      The Prudential Individual Variable Contract Account
                  File No. 811-03622

                  Prudential Discovery Plus
                  File No. 033-25434

Dear Commissioners:

         On  behalf of  Prudential  Insurance  Company  of  America  and The  Prudential  Individual  Variable  Contract  Account  (the
"Account"),  that Prudential has transmitted to the contractholders of the above-referenced  variable annuity the semi-annual report of each  applicable  underlying  fund, for the period ended June 30, 2006. As indicated by the filing  information  set forth below,  this semi-annual  report was filed with the  Commission,  and we  incorporate  the filing by reference in this filing solely for purposes of meeting our obligations under Rule 30b2-1.

Filer/Entity:            The Prudential Series Fund, Inc.
Registration No.:        811-03623
CIK No.:                 0000711175
Accession No.:           0001193125-06-183738
Date of Filing:          08/31/2006

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                              /s/C. Christopher Sprague
                                                              C. Christopher Sprague

                                                              September 14, 2006

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      The Prudential Individual Variable Contract Account
                  File No. 811-03622

                  Prudential Variable Investment Plan
                  File No. 002-80897

Dear Commissioners:

         On  behalf of  Prudential  Insurance  Company  of  America  and The  Prudential  Individual  Variable  Contract  Account  (the
"Account"),  that Prudential has transmitted to the contractholders of the above-referenced  variable annuity the semi-annual report of each applicable  underlying  funds, for the period ended June 30, 2006. As indicated by the filing  information set forth below,  those semi-annual  reports were filed with the Commission,  and we incorporate  those filings by reference in this filing solely for purposes of meeting our obligations under Rule 30b2-1.

Filer/Entity:            The Prudential Series Fund, Inc.
Registration No.:        811-03623
CIK No.:                 0000711175
Accession No.:           0001193125-06-183738
Date of Filing:          08/31/2006

Filer/Entity:            Janus Aspen Series
Registration No.:        811-07736
CIK No.:                 0000906185
Accession No.:           0001104659-06-056995
Date of Filing:          08/31/2006

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                              /s/C. Christopher Sprague
                                                              C. Christopher Sprague
                                                              Vice President,   Corporate Counsel